Exhibit 99.1

World Omni Select Auto Trust 2019-A

Monthly Servicer Certificate

July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	549,273,665.20	24,388
Principal Payments	19,408,126.27	650
Defaulted Receivables	2,160,865.45	96
Repurchased Accounts	0.00	0
Pool Balance at 07/31/20	527,704,673.48	23,642

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.89%
Prepayment ABS Speed	1.85%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	13,728,712.91	607
Past Due 61-90 days	3,941,189.95	180
Past Due 91-120 days	1,361,074.27	59
Past Due 121+ days	0.00	0
Total	19,030,977.13	846

Total 31+ Delinquent as % Ending Pool Balance	3.61%
Total 61+ Delinquent as % Ending Pool Balance	1.00%
Delinquency Trigger Occurred	NO

Recoveries	1,765,968.53
Aggregate Net Losses/(Gains) - July 2020	394,896.92
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.86%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	4.17%
Third Prior Net Losses Ratio	5.69%
Four Month Average	2.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.84%

Overcollateralization Target Amount	68,601,607.55
Actual Overcollateralization	68,601,607.55
Weighted Average APR	8.88%
Weighted Average Remaining Term	58.95

Flow of Funds	$ Amount
Collections	28,824,734.97
Investment Earnings on Cash Accounts	880.60
Servicing Fee (1)	(2,414,323.14)
Transfer to Collection Account	0.00
Available Funds	26,411,292.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	519,152.83
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	18,765,022.79
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	4,107,196.89
(16) Collection Account Redeposits	2,767,000.00

Total Distributions of Available Funds	26,411,292.43
Servicing Fee	2,414,323.14
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	(1,842,163.07)

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 07/15/20	477,868,088.72
Principal Paid	18,765,022.79
Note Balance @ 08/17/20	459,103,065.93

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2a
Note Balance @ 07/15/20	166,837,525.57
Principal Paid	15,551,833.96
Note Balance @ 08/17/20	151,285,691.61
Note Factor @ 08/17/20	62.5147486%

Class A-2b
Note Balance @ 07/15/20	34,470,563.15
Principal Paid	3,213,188.83
Note Balance @ 08/17/20	31,257,374.32
Note Factor @ 08/17/20	62.5147486%

Class A-3
Note Balance @ 07/15/20	129,890,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	129,890,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	59,560,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	59,560,000.00
Note Factor @ 08/17/20	100.0000000%

Class C
Note Balance @ 07/15/20	37,970,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	37,970,000.00
Note Factor @ 08/17/20	100.0000000%

Class D
Note Balance @ 07/15/20	32,390,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	32,390,000.00
Note Factor @ 08/17/20	100.0000000%

Class E
Note Balance @ 07/15/20	16,750,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	16,750,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	772,072.75
Total Principal Paid	18,765,022.79
Total Paid	19,537,095.54

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	286,404.42
Principal Paid	15,551,833.96
Total Paid to A-2a Holders	15,838,238.38
Class A-2b
One-Month Libor	0.17475%
Coupon	0.51475%
Interest Paid	16,265.08
Principal Paid	3,213,188.83
Total Paid to A-2b Holders	3,229,453.91

Class A-3
Coupon	2.00000%
Interest Paid	216,483.33
Principal Paid	0.00
Total Paid to A-3 Holders	216,483.33

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1212861
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2525601
Total Distribution Amount	28.3738462

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1834893
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	64.2637767
Total A-2a Distribution Amount	65.4472660

A-2b Interest Distribution Amount	0.3253016
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	64.2637766
Total A-2b Distribution Amount	64.5890782

A-3 Interest Distribution Amount	1.6666666
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6666666

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	3,721,910.51
Investment Earnings	472.90
Investment Earnings Paid	(472.90)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$25,518,407.94	$32,886,070.07	$52,368,104.45
Number of Extensions	1,015	1,311	2,061
Ratio of extensions to Beginning of Period Receivables Balance	4.65%	5.78%	8.89%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.